Risk Management Activities - Maturity Analysis of Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 689	$ 599
Borrowings	3,267	3,361
Exchangeable securities	735	730
Dividends payable	62	59
Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	4	$ 7
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease commitments for short-term leases for which recognition exemption has been used	13
Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	689
Borrowings	3,198
Exchangeable securities	750
Derivative financial assets	8
Lease liabilities	100
Interest expense on borrowings	1,384
Dividends payable	62
Liabilities	6,050
Gross carrying amount | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	251
Gross carrying amount | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	894
Gross carrying amount | Non-Recourse - Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	45
Gross carrying amount | Non-Recourse - Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	752
Gross carrying amount | Non-Recourse - Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,111
Gross carrying amount | Tax Equity Financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	141
Gross carrying amount | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	4
Gross carrying amount | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	168
Gross carrying amount | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(293)
Gross carrying amount | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	689
Borrowings	836
Exchangeable securities	0
Derivative financial assets	2
Lease liabilities	(6)
Interest expense on borrowings	149
Dividends payable	62
Liabilities	1,736
Gross carrying amount | 2022 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2022 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	511
Gross carrying amount | 2022 | Non-Recourse - Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2022 | Non-Recourse - Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	263
Gross carrying amount | 2022 | Non-Recourse - Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	44
Gross carrying amount | 2022 | Tax Equity Financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	15
Gross carrying amount | 2022 | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3
Gross carrying amount | 2022 | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	53
Gross carrying amount | 2022 | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(45)
Gross carrying amount | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	155
Exchangeable securities	0
Derivative financial assets	3
Lease liabilities	4
Interest expense on borrowings	120
Dividends payable	0
Liabilities	294
Gross carrying amount | 2023 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2023 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2023 | Non-Recourse - Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	45
Gross carrying amount | 2023 | Non-Recourse - Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	49
Gross carrying amount | 2023 | Non-Recourse - Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	45
Gross carrying amount | 2023 | Tax Equity Financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	15
Gross carrying amount | 2023 | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1
Gross carrying amount | 2023 | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	53
Gross carrying amount | 2023 | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(35)
Gross carrying amount | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	113
Exchangeable securities	0
Derivative financial assets	3
Lease liabilities	3
Interest expense on borrowings	115
Dividends payable	0
Liabilities	173
Gross carrying amount | 2024 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2024 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2024 | Non-Recourse - Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2024 | Non-Recourse - Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	52
Gross carrying amount | 2024 | Non-Recourse - Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	47
Gross carrying amount | 2024 | Tax Equity Financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	14
Gross carrying amount | 2024 | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2024 | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	62
Gross carrying amount | 2024 | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(117)
Gross carrying amount | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	127
Exchangeable securities	750
Derivative financial liabilities	1
Lease liabilities	3
Interest expense on borrowings	109
Dividends payable	0
Liabilities	895
Gross carrying amount | 2025 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2025 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2025 | Non-Recourse - Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2025 | Non-Recourse - Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	54
Gross carrying amount | 2025 | Non-Recourse - Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	59
Gross carrying amount | 2025 | Tax Equity Financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	14
Gross carrying amount | 2025 | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2025 | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	0
Gross carrying amount | 2025 | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(95)
Gross carrying amount | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	127
Exchangeable securities	0
Derivative financial assets	0
Lease liabilities	3
Interest expense on borrowings	104
Dividends payable	0
Liabilities	235
Gross carrying amount | 2026 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2026 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2026 | Non-Recourse - Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2026 | Non-Recourse - Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	51
Gross carrying amount | 2026 | Non-Recourse - Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	61
Gross carrying amount | 2026 | Tax Equity Financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	15
Gross carrying amount | 2026 | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | 2026 | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	0
Gross carrying amount | 2026 | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	(1)
Gross carrying amount | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	1,840
Exchangeable securities	0
Derivative financial assets	1
Lease liabilities	93
Interest expense on borrowings	787
Dividends payable	0
Liabilities	2,717
Gross carrying amount | More than five years | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	251
Gross carrying amount | More than five years | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	383
Gross carrying amount | More than five years | Non-Recourse - Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | More than five years | Non-Recourse - Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	283
Gross carrying amount | More than five years | Non-Recourse - Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	855
Gross carrying amount | More than five years | Tax Equity Financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	68
Gross carrying amount | More than five years | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Gross carrying amount | More than five years | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	0
Gross carrying amount | More than five years | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ (2)